Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property and Equipment, Net
Property and Equipment, Net

4. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2020	2021
	$	$
Furniture, fixtures and equipment	10,994,461	11,119,445
Leasehold improvements	5,010,384	5,269,934
Buildings	11,041,259	12,085,843
Motor vehicles	1,141,491	1,120,551

Total	28,187,595	29,595,773
Accumulated depreciation	(11,185,482)	(12,928,492)

Property and equipment, net	17,002,113	16,667,281

Depreciation expenses were $2,287,325, $2,701,577 and $2,374,493 for the years ended December 31, 2019, 2020 and 2021, respectively.